COMPARATIVE AMOUNTS	12 Months Ended
Jun. 30, 2024
COMPARATIVE AMOUNTS
COMPARATIVE AMOUNTS

26. COMPARATIVE AMOUNTS

Certain comparative figures have been reclassified to conform to the consolidated financial statement presentation adopted for the current period. Such reclassifications did not have an impact on previously reported net and comprehensive loss.